Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 107,658	$ 180,255	$ 322,085
Marketable securities	136,358	175,336	16,594
Other assets	51,856	48,242	49,596
Due from settlement of capital provision assets	116,582	86,311	30,708
Capital provision assets	3,735,556	3,117,263	2,714,314
Goodwill	133,912	134,019	134,032
Deferred tax asset	6,437	78	256
Total assets	4,288,359	3,741,504	3,267,585
Liabilities
Debt interest payable	16,815	13,918	9,556
Other liabilities	155,673	133,494	114,244
Debt payable	1,252,270	1,022,557	667,814
Financial liabilities relating to third-party interests in capital provision assets	425,205	424,733	424,965
Deferred tax liability	51,326	38,785	27,896
Total liabilities	1,901,289	1,633,487	1,244,475
Commitments and contingencies
Shareholders' equity
Ordinary shares, no par value; unlimited shares authorized; 219,049,877 ordinary shares issued and 218,581,877 ordinary shares outstanding at December 31, 2022 and 219,049,877 ordinary shares issued and outstanding at December 31, 2021 and 2020	598,813	598,813	598,813
Additional paid-in capital	26,305	26,366	22,529
Accumulated other comprehensive income	47,049	2,920	5,142
Treasury shares of 468,000 at $8.01 cost	(3,749)
Retained earnings	1,074,166	1,067,773	1,136,274
Total Burford Capital Limited equity	1,742,584	1,695,872	1,762,758
Non-controlling interests	644,486	412,145	260,352
Total shareholders' equity	2,387,070	2,108,017	2,023,110
Total liabilities and shareholders' equity	$ 4,288,359	$ 3,741,504	$ 3,267,585